Summary of Significant Accounting Policies - Cash and Cash Equivalents and Restricted Cash (Details) $ in Thousands	1 Months Ended
	Jun. 30, 2021 ft²	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Restricted cash | $		$ 800	$ 0
Letter of Credit
Property, Plant and Equipment [Line Items]
Debt term	1 year
Facility
Property, Plant and Equipment [Line Items]
Area of property intended to be leased | ft²	80,000